Property and equipment, net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 469,679	¥ 3,198,938	¥ 3,926,732
Less: accumulated depreciation	(421,942)	(2,873,804)	(3,435,165)
Total	47,737	325,134	491,567
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	148,563	1,011,847	1,024,191
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	155,512	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	155,297	1,057,713	1,729,181
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 10,307	¥ 70,200	¥ 114,182